Consolidated Statements of Financial Position - SEK (kr) kr in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Non-current assets
Intangible assets			kr 426,854
Equipment	kr 6,793	kr 6,309	332
Right-of-use assets	30,720	33,300	5,547
Non-current financial assets	5,842	3,915	2,230
Deferred tax assets	3,557	4,196	506
Total non-current assets	447,862	447,138	435,469
Current assets
Inventories	1,133	889
Accounts receivables	6,328
Other current receivables	12,965	11,343	30,032
Prepaid expenses and accrued income	50,644	45,032	10,489
Cash	825,409	955,507	867,346
Total current assets	896,478	1,012,772	907,867
TOTAL ASSETS	1,344,340	1,459,910	1,343,336
Equity
Share capital	2,094	2,094	1,998
Additional paid-in capital	2,529,556	2,459,741	2,135,476
Retained earnings including net loss for the period	(1,660,507)	(1,453,554)	(1,047,929)
Equity attributable to equity holders of the Parent Company	871,142	1,008,281	1,089,545
Non-controlling interests			36,238
Total equity	871,142	1,008,281	1,125,783
Non-current liabilities
Provisions	9,220	17,712	13,293
Contingent consideration	56,300	54,399	50,683
Deferred tax liabilities	26,112	30,856	35,047
Non-current interesting-bearing liabilities	192,632	189,164
Lease liabilities	21,859	24,052	1,319
Total non-current liabilities	306,123	316,183	100,342
Current liabilities
Accounts payable	100,051	67,971	57,660
Other current liabilities	14,098	13,922	6,712
Accrued expenses and deferred revenue	52,926	53,553	52,839
Total current liabilities	167,075	135,446	117,211
TOTAL EQUITY AND LIABILITIES	kr 1,344,340	kr 1,459,910	kr 1,343,336